                                        UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811-10153

Exact name of registrant as specified in charter:       Oppenheimer Select Managers
                                                        Series

Address of principal executive offices:                 6803 South Tucson Way
                                                        Centennial, CO 80112

Name and address of agent for service:                  6803 South Tucson Way
                                                        Centennial, CO 80112

Registrant's telephone number, including area code:     1.303.768.3200

Date of fiscal year end:                                11/30

Date of reporting period:                               07/01/2004-06/30/2005

Item 1.           Proxy Voting Record - Oppenheimer Select Managers Series, on behalf of
Gartmore Millennium Growth Fund II, Jennison Growth Fund, Mercury Advisors
Focus Growth Fund, Mercury Advisors S&P 500 Index Fund, QM Active
Balanced Fund and Salomon Brothers All Cap Fund, each a series    of the
Registrant, held no voting securities during the period covered by this report.  No records are attached.

                                         SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):           Oppenheimer Select Managers Series, on behalf of Gartmore
                        Millennium Growth Fund II, Jennison Growth Fund, Mercury Advisors Focus Growth
                        Fund, Mercury Advisors S&P 500 Index Fund, QM Active Balanced Fund and
                        Salomon Brothers All Cap Fund

By (Signature and Title)*:          /s/ John V. Murphy
                                    ------------------
                                    John V. Murphy, President

Date:    08/23/2005

*By:  /s/ Randy Legg
      --------------
      Randy Legg, Attorney in Fact